Loss Per Share	9 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Loss per share

11.    Loss per share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the parent by the weighted average number of common shares outstanding.

The potential effect of dilution from outstanding stock options, convertible preferred stocks, warrants, and put and call options were excluded from the calculation of the diluted loss per common share since the Company incurred losses and the inclusion of these instruments would have an antidilutive effect.